Share-Based Payments - Schedule of Grant Date Fair Value of Employee and Director Options Granted (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Tranche 1 [Member]
Schedule of Grant Date Fair Value of Employee and Director Options Granted [Line Items]
Volatility	70.91%
Expected term in years	7
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price
Exercise price	10.5
Share price	9.42
Fair value of option on grant date	$ 6.14
Tranche 2 [Member]
Schedule of Grant Date Fair Value of Employee and Director Options Granted [Line Items]
Volatility	70.91%
Expected term in years	7
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price	$ 18
Exercise price	10.5
Share price	9.42
Fair value of option on grant date	$ 6.18
Directors [Member]
Schedule of Grant Date Fair Value of Employee and Director Options Granted [Line Items]
Volatility	80.38%
Expected term in years	6.92
Dividend rate	0.00%
Risk-free interest rate	4.22%
Hurdle price
Exercise price	1.04
Share price	1.14
Fair value of option on grant date	$ 0.87